Properties And Equipment	12 Months Ended
Dec. 31, 2016
Properties And Equipment [Abstract]
Properties And Equipment

12.Properties and Equipment

A summary of properties and equipment follows (in thousands):

	December 31,
	2016	2015
Land	$7,098	$5,365
Buildings and building improvements	79,814	64,440
Transportation equipment	33,895	31,077
Machinery and equipment	89,346	83,293
Computer software	45,079	45,414
Furniture and fixtures	71,781	71,894
Projects under development	5,579	16,981
Total properties and equipment	332,592	318,464
Less accumulated depreciation	(211,290)	(201,094)
Net properties and equipment	$121,302	$117,370

The net book value of computer software at December 31, 2016 and 2015, was $7.9 million and $8.3 million, respectively.  Depreciation expense for computer software was $4.0 million, $3.9 million and $4.4 million for the years ended December 31, 2016, 2015 and 2014, respectively